S000020012 [Member] Investment Strategy - Nuveen Global Infrastructure Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies include companies involved in the ownership, development, construction, renovation, financing or operation of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.
Equity securities in which the Fund invests include common and preferred securities, publicly-traded units of master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). The Fund may also invest in exchange-traded funds (“ETFs”) and other investment companies (“investment companies”). The Fund may invest in companies of any size, including small- and mid-capitalization companies.
In selecting securities, the Fund’s sub-adviser invests in companies that it believes meet one or more of the following criteria:
• Attractively valued relative to other companies in the same industry or market.
• Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
• Strong management teams.
• Long-term contracts to provide infrastructure-based services.
• An identifiable catalyst that could increase the value of the company’s securities over the next one or two years.
The Fund’s sub-adviser generally will sell a security if any of the following has occurred:
• The security has hit its price target and the company is no longer attractively valued relative to other companies.
• The company’s fundamentals have significantly deteriorated.
• There has been a significant change in the company’s management team.
• A catalyst that could decrease the value of the security has been identified, or a previously existing positive catalyst has disappeared.
• A better alternative exists in the marketplace.
The Fund’s investments include infrastructure-related securities of non-U.S. issuers. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of non-U.S. issuers and, in any case, will invest at least 30% of its net assets in such issuers.
The Fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the Fund’s total assets may be invested in equity securities of emerging market issuers.
The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. infrastructure-related companies.